Subsequent Events	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
Subsequent Events

30. SUBSEQUENT EVENTS

The Company has performed an evaluation of subsequent events through the date of this report, which is the date the financial statements were issued, with no other material events or transactions needing recognition or disclosure found.